CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES
24.	CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES

On November 23, 2015, the Company through MCO (Philippines) Investments Limited (formerly known as MCE (Philippines) Investments Limited) (“MCO Investments”), subscribed for 693,500,000 common shares of MRP at a total consideration of PHP2,704,650,000 (equivalent to $57,681 based on the exchange rate on the transaction date), which increased the Company’s shareholding in MRP and the Group recognized a decrease of $7,368 in the Company’s additional paid-in capital which reflects the adjustment to the carrying amount of the noncontrolling interest of MRP.

During the year ended December 31, 2016, the Company through MCO Investments, purchased 50,263,000 common shares of MRP at a total consideration of PHP123,307,331 (equivalent to $2,614 based on the exchange rate on the transaction date) from the open market, which increased the Company’s shareholding in MRP and the Group recognized a decrease of $761 in the Company’s additional paid-in capital which reflects the adjustment to the carrying amount of the noncontrolling interest of MRP.

During the year ended December 31, 2017, 1,040,485 share options under the MRP Share Incentive Plan were exercised, which decreased the Company’s shareholding in MRP and the Group recognized an increase of $96 in the Company’s additional paid-in capital which reflects the adjustment to the carrying amount of the noncontrolling interest of MRP.

During the years ended December 31, 2017, 2016 and 2015, 2,826,644, 19,541,800 and 38,375,178 restricted shares under the MRP Share Incentive Plan were vested, which decreased the Company’s shareholding in MRP and the Group recognized a decrease of $67, $543 and $1,740, respectively, in the Company’s additional paid-in capital which reflects the adjustment to the carrying amount of the noncontrolling interest of MRP.

During the year ended December 31, 2017, the total transfers from noncontrolling interests amounted to $29, and during the years ended December 31, 2016 and 2015, the total transfers to noncontrolling interests amounted to $1,304 and $9,108, respectively, in relation to transactions as described above. The Group retains its controlling financial interests in MRP before and after the above transactions.

The schedule below discloses the effects of changes in the Company’s ownership interest in MRP on the Company’s equity:

	Year Ended December 31,
	2017	2016	2015
Net income attributable to Melco Resorts & Entertainment Limited	$347,002	$175,906	$105,747
Transfers (to) from noncontrolling interests:
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from purchases of common shares of MRP from the open market	—	(761)	—
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from subscription of common shares of MRP	—	—	(7,368)
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from the vesting of restricted shares under the MRP Share Incentive Plan	(67)	(543)	(1,740)
Increase in Melco Resorts & Entertainment Limited additional paid-in capital resulting from the exercise of share options under the MRP Share Incentive Plan	96	—	—

Changes from net income attributable to Melco Resorts & Entertainment Limited’s shareholders and transfers from noncontrolling interests	$347,031	$174,602	$96,639